Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes [Line Items]
Income Taxes
(8) INCOME TAXES
Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which the temporary differences are expected to be recovered or settled.
The components of the income tax benefit are as follows:

	Year Ended December 31,
	2023	2022
Federal tax at statutory rate	21.0%	21.0%
State taxes, net of federal deduction	3.6%	3.6%
R&D credits	0.2%	2.4%
Other	(0.1)%	(0.2)%
Change in valuation allowance	(24.7)%	(27.2)%

Effective income tax rate	—	—

Significant components of deferred income taxes are as follows (in thousands):

	As of December 31,
	2023	2022
Net operating loss carryforward	$9,027	$6,212
R&D Tax credit	837	836
Deferred R&D expenses	11,123	5,198
Accrued expenses	783	881
Share-based compensation	104	91
Other	337	281

Total net deferred tax asset	22,211	13,499
Valuation allowance	(22,211)	(13,499)

Net deferred tax asset	$—	$—

As of December 31, 2023, the Company had approximately $1.5 million of net operating loss carryforwards (“NOLs”) and $0.8 million of research and experimental credits which expire through 2037, and approximately $35.2 million of federal and state net operating loss carryforwards which have an indefinite life.
Pursuant to Internal Revenue Code (“IRC”) Sections 382 and 383, the Company’s ability to use NOLs and research tax credit carry forwards to offset future taxable income may be limited if the Company experiences a cumulative change in ownership of more than 50% within a three-year testing period. The Company has not completed an ownership change analysis pursuant to IRC Section 382. If ownership changes within the meaning of IRC Section 382 are identified as having occurred, the amount of NOLs and research tax carryforwards available to offset future taxable income and income tax liabilities in future years may be significantly restricted or eliminated. Further, deferred tax assets associated with such NOLs and research tax credits could be significantly reduced upon realization of an ownership change within the meaning of IRC Section 382.
In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during periods in which those temporary differences become deductible. Management considers projected future taxable income and tax planning strategies in making this assessment.
The Company’s federal and state income tax returns for all years will remain open to examination by federal and state tax authorities for three years from the date of utilization of any net operating loss carryforwards.

RENEO PHARMACEUTICALS INC [Member]
Income Taxes [Line Items]
Income Taxes
11. Income Taxes
The Company’s net loss was generated in the following jurisdictions (in thousands):

	Year Ended December 31,
	2023	2022
Domestic	$(78,132)	$(51,994)
Foreign	744	39

Net loss	$(77,388)	$(51,955)

The components of net deferred taxes consisted of the following (
i
n
thousand
s):

	As of December 31,
	2023	2022
Deferred tax assets:
NOL carryforwards	$23,490	$16,381
Capitalized research and development expenses	15,274	7,465
Credit carryforwards	6,111	4,061
Intangible assets	2,902	3,202
Compensation accruals	1,885	989
Operating lease liabilities	245	316
Depreciation	89	78
Other	2	2

Gross deferred tax assets	49,998	32,494
Less valuation allowance	(49,872)	(32,214)

Total deferred tax assets	126	280
Deferred tax liabilities:
ROU assets	(126)	(280)

Net deferred tax assets (liabilities)	$—	$—

For the years ended December 31, 2023 and 2022, the Company recorded no provision for income taxes. A reconciliation of the effective tax rate to the amount computed by applying the statutory federal income tax rate to the loss from operations is summarized for the years ended December 31, 2023 and 2022, as follows:

	As of December 31,
	2023	2022
U.S. federal statutory income tax rate	21.0%	21.0%
Tax credits, net	2.5%	3.4%
Return-to-provision adjustment	0.1%	0.5%
Other	(0.1)%	(0.8)%
GILTI inclusion	(0.4)%	(0.3)%
Foreign Rate Differential	(0.1)%	—
Valuation allowance	(23.0)%	(23.8)%

U.S. federal effective tax rate	0.0%	0.0%

The Company had federal net operating loss (NOL) carryforwards available of approximately $110.9 million as of December 31, 2023, before consideration of limitations under Section 382 of the Internal Revenue Code of 1986, as amended (Section 382), as further described below. The federal NOLs generated after 2017 of $109.3 million will carry forward indefinitely. NOLs generated prior to 2018 of $1.6 million will begin to expire in 2034. Additionally, the Company had state NOL carryforwards available of $1.8 million as of December 31, 2023. The state NOLs may be used to offset future taxable income and will begin to expire in 2034. The Company has generated UK NOLs of $0.2 million which carryforward indefinitely.
At December 31, 2023, the Company had federal and state tax credit carry forwards of approximately $16.9 million and $0.7 million, respectively. The Company has not performed a formal research and development credit study with respect to these credits. The federal credits will begin to expire in 2034, if unused, and the state credits carry forward indefinitely.
The future utilization of the Company’s NOL and tax credit carryforwards to offset future taxable income may be subject to a substantial annual limitation as a result of changes in ownership by stockholders that hold 5% or more of the Company’s common stock. An assessment of such ownership changes under Section 382 was not completed through December 31, 2023. To the extent that an assessment is completed in the future, the Company’s ability to utilize tax attributes could be restricted on a year-by-year
basis and certain attributes could expire before they are utilized. The Company will examine the impact of any potential ownership changes in the future.
The Company has elected to record the inclusion related to the Global Intangible
Low-Taxed
Income (GILTI) in the period incurred. The estimated GILTI inclusion generated by the Company’s wholly-owned controlled foreign corporation in the UK for the year ended December 31, 2023 was $1.5 million. This amount is included in the income tax provision, however, has zero impact to the provision due to the full valuation allowance.
The Company has established a full valuation allowance for its deferred tax assets due to uncertainties that preclude it from determining that it is more likely than not that the Company will be able to generate sufficient taxable income to realize such assets. Management assesses the available positive and negative evidence to estimate if sufficient future taxable income will be generated to utilize the existing deferred tax assets. A significant piece of objective negative evidence evaluated was the cumulative loss incurred over the three-year period ended December 31, 2023. Such objective evidence limits the ability to consider other subjective evidence such as the Company’s projections for future growth. Based on this evaluation, as of December 31, 2023, a full valuation allowance of $49.9 million has been recorded against the Company net deferred tax assets, as the Company has determined that none of the Company’s balance of deferred tax assets is more likely than not to be realized. The amount of the deferred tax assets considered realizable, however, could be adjusted in the future if objective negative evidence in the form of cumulative losses is no longer present and additional weight is given to subjective evidence, such as estimates of future taxable income during carryforward periods and the Company’s projections for growth.
The following table summarizes the changes to unrecognized tax benefits (in thousands):

	Year Ended December 31,
	2023	2022
Beginning balance of unrecognized tax benefits	$7,094	$2,999
Additions based on tax positions related to the current year	4,331	4,095

Ending balance of unrecognized tax benefits	$11,425	$7,094

The amount of the unrecognized tax benefits that would impact the effective tax rate, absent the valuation allowance, would be $11.0 million. Due to the full valuation allowance, the impact, however, is zero. At December 31, 2023 and 2022, the Company has not accrued any interest or penalties related to uncertain tax positions. The Company does not anticipate that there will be a significant change in the amount of unrecognized tax benefits over the next 12 months. The Company recognizes interest and penalties related to uncertain tax positions in income tax expense.
The Company is subject to taxation in the United States and the UK. The Company’s federal and state returns since inception are subject to examination due to the carryover of net operating losses. The Company has not been, nor is it currently, under examination by any tax authorities. The UK tax returns from 2018 forward are subject to examination by the UK tax authorities.